UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 1/31

Date of reporting period: 4/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of April 30, 2016 (Unaudited)

Deutsche Core Plus Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 34.8%
Consumer Discretionary 5.8%
21st Century Fox America, Inc.:
3.7%, 10/15/2025 (b)		150,000	160,624
4.95%, 10/15/2045 (b)		110,000	121,998
AMC Networks, Inc., 5.0%, 4/1/2024		800,000	801,000
BMW U.S. Capital LLC, 144A, 2.0%, 4/11/2021		295,000	296,388
CCO Safari II LLC:
144A, 3.579%, 7/23/2020		270,000	280,277
144A, 4.908%, 7/23/2025		180,000	194,049
144A, 6.484%, 10/23/2045		200,000	236,274
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		44,000	45,210
CVS Health Corp., 5.125%, 7/20/2045		320,000	373,967
Dana Holding Corp., 5.375%, 9/15/2021		450,000	460,125
Discovery Communications LLC, 4.875%, 4/1/2043		170,000	152,479
General Motors Co.:
6.6%, 4/1/2036		145,000	169,669
6.75%, 4/1/2046		200,000	241,355
General Motors Financial Co., Inc.:
3.2%, 7/13/2020		590,000	598,357
5.25%, 3/1/2026		275,000	301,679
GLP Capital LP:
4.375%, 4/15/2021		30,000	30,675
5.375%, 4/15/2026		295,000	307,538
HD Supply, Inc., 144A, 5.75%, 4/15/2024		900,000	943,875
Hertz Corp., 6.75%, 4/15/2019		900,000	915,957
International Game Technology PLC, 144A, 6.5%, 2/15/2025		900,000	911,250
Lennar Corp., 4.75%, 11/15/2022		900,000	913,500
Newell Brands, Inc.:
4.2%, 4/1/2026		220,000	232,428
5.5%, 4/1/2046 (b)		150,000	166,883
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023 (b)		900,000	915,750
The Gap, Inc., 5.95%, 4/12/2021 (b)		960,000	1,023,792
Time Warner Cable, Inc., 7.3%, 7/1/2038		270,000	331,920
Time Warner, Inc., 3.6%, 7/15/2025		900,000	940,121
Toll Brothers Finance Corp., 4.875%, 11/15/2025		900,000	906,750
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044 (b)		280,000	286,942
			13,260,832
Consumer Staples 1.2%
Altria Group, Inc., 9.95%, 11/10/2038		550,000	993,783
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		630,000	714,456
Kellogg Co., 3.25%, 4/1/2026 (b)		190,000	194,869
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		500,000	524,375
PepsiCo, Inc.:
2.85%, 2/24/2026		85,000	87,543
4.45%, 4/14/2046		130,000	145,096
Reynolds American, Inc., 5.85%, 8/15/2045		180,000	220,946
			2,881,068
Energy 2.7%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021		105,000	109,524
5.55%, 3/15/2026 (b)		230,000	246,531
6.6%, 3/15/2046		112,000	126,766
BP Capital Markets PLC, 3.119%, 5/4/2026 (c)		220,000	221,505
Concho Resources, Inc., 5.5%, 4/1/2023 (b)		450,000	453,375
ConocoPhillips Co.:
4.2%, 3/15/2021		130,000	138,935
4.95%, 3/15/2026 (b)		185,000	204,495
5.95%, 3/15/2046		80,000	96,885
Continental Resources, Inc., 5.0%, 9/15/2022 (b)		450,000	420,187
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		500,000	514,375
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		170,000	131,596
Ensco PLC:
4.7%, 3/15/2021		260,000	217,750
5.75%, 10/1/2044		90,000	60,075
Exxon Mobil Corp., 4.114%, 3/1/2046 (b)		210,000	223,726
Kinder Morgan Energy Partners LP, 6.375%, 3/1/2041		70,000	67,633
Korea National Oil Corp., 144A, 2.125%, 4/14/2021		735,000	732,357
Newfield Exploration Co., 5.75%, 1/30/2022		450,000	457,312
Noble Holding International Ltd., 5.0%, 3/16/2018		80,000	78,400
Range Resources Corp., 4.875%, 5/15/2025		450,000	416,812
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		250,000	255,216
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		200,000	205,500
Rowan Companies, Inc., 5.85%, 1/15/2044		150,000	102,375
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		260,000	232,067
Williams Partners LP, 4.0%, 11/15/2021		520,000	481,396
			6,194,793
Financials 14.6%
Abbey National Treasury Services PLC, 2.5%, 3/14/2019		395,000	401,185
AIA Group Ltd., 144A, 4.5%, 3/16/2046		200,000	203,512
Air Lease Corp., 3.375%, 6/1/2021		830,000	832,075
American International Group, Inc., 3.3%, 3/1/2021		230,000	237,115
American Tower Corp., (REIT), 3.3%, 2/15/2021		75,000	77,314
ANZ New Zealand International Ltd., 144A, 2.75%, 2/3/2021		295,000	298,914
Apollo Investment Corp., 5.25%, 3/3/2025		350,000	348,594
Ares Capital Corp., 3.875%, 1/15/2020		590,000	603,312
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	204,250
Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021		600,000	603,827
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		1,390,000	1,471,574
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		340,000	350,685
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		150,000	154,055
BNP Paribas SA, 144A, 7.625%, 12/29/2049		450,000	460,125
BPCE SA, 2.65%, 2/3/2021		395,000	402,756
Capital One NA, 2.95%, 7/23/2021		1,520,000	1,542,119
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024		300,000	274,955
(REIT), 5.25%, 12/1/2023		440,000	423,511
Citigroup, Inc., 1.136% *, 5/1/2017		850,000	848,487
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	530,000
Credit Agricole SA, 144A, 2.375%, 7/1/2021		385,000	385,442
Credit Suisse Group Funding Guernsey Ltd., 144A, 4.55%, 4/17/2026		380,000	387,968
Crown Castle International Corp.:
(REIT), 3.4%, 2/15/2021		190,000	196,801
(REIT), 3.7%, 6/15/2026 (c)		155,000	157,382
Equinix, Inc., (REIT), 5.375%, 4/1/2023		900,000	940,500
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		310,000	309,856
FS Investment Corp., 4.75%, 5/15/2022		440,000	434,812
GE Capital International Funding Co., Unlimited Co., 144A, 4.418%, 11/15/2035		1,200,000	1,317,698
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		330,000	336,861
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		500,000	528,847
HSBC Holdings PLC:
4.3%, 3/8/2026		235,000	246,732
6.375%, 12/29/2049 (b)		1,200,000	1,159,080
Intesa Sanpaolo SpA, 2.375%, 1/13/2017		1,200,000	1,205,412
Jefferies Group LLC, 5.125%, 4/13/2018		460,000	478,137
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		210,000	206,160
Legg Mason, Inc., 5.625%, 1/15/2044		300,000	298,791
Lloyds Banking Group PLC, 4.65%, 3/24/2026		585,000	594,127
Loews Corp., 4.125%, 5/15/2043		250,000	241,652
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,150,000	1,273,408
Manulife Financial Corp.:
4.9%, 9/17/2020		230,000	251,128
5.375%, 3/4/2046		310,000	331,123
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		60,000	54,908
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/1/2026		320,000	336,239
Morgan Stanley:
2.5%, 4/21/2021		360,000	360,680
Series F, 5.625%, 9/23/2019		1,390,000	1,547,112
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		260,000	272,003
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		370,000	378,217
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		1,140,000	1,146,712
Realty Income Corp., (REIT), 2.0%, 1/31/2018		330,000	331,853
Santander Holdings U.S.A., Inc., 4.5%, 7/17/2025		920,000	949,331
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025		460,000	461,888
Select Income REIT, (REIT), 4.15%, 2/1/2022		370,000	368,868
Skandinaviska Enskilda Banken AB, 2.625%, 3/15/2021		300,000	306,857
Societe Generale SA, 144A, 2.625%, 9/16/2020		1,200,000	1,225,690
Standard Chartered PLC, 144A, 3.05%, 1/15/2021		565,000	571,146
Sumitomo Mitsui Financial Group, Inc., 3.784%, 3/9/2026		255,000	266,495
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019 (c)		270,000	271,592
Svenska Handelsbanken AB, 2.45%, 3/30/2021		400,000	407,036
Swedbank AB, 144A, 2.65%, 3/10/2021		235,000	239,709
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		200,000	198,529
The Goldman Sachs Group, Inc., 1.26% *, 6/4/2017		590,000	589,750
Trinity Acquisition PLC, 3.5%, 9/15/2021		175,000	178,570
Turkiye Garanti Bankasi AS, 144A, 4.75%, 10/17/2019		1,200,000	1,232,064
Wells Fargo & Co., 3.0%, 4/22/2026		390,000	389,028
			33,634,559
Health Care 2.8%
AbbVie, Inc.:
3.6%, 5/14/2025		290,000	303,868
4.7%, 5/14/2045		340,000	361,105
Actavis Funding SCS, 4.75%, 3/15/2045		190,000	192,190
Actavis, Inc., 3.25%, 10/1/2022		440,000	445,421
Anthem, Inc., 3.3%, 1/15/2023		180,000	183,556
Celgene Corp., 3.875%, 8/15/2025		530,000	558,368
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021		500,000	546,641
Gilead Sciences, Inc., 4.75%, 3/1/2046		175,000	194,119
HCA, Inc., 5.25%, 6/15/2026		900,000	934,875
Johnson & Johnson, 3.7%, 3/1/2046		170,000	180,554
LifePoint Health, Inc., 5.875%, 12/1/2023		900,000	942,750
Stryker Corp.:
3.375%, 11/1/2025		240,000	249,740
3.5%, 3/15/2026		45,000	47,186
4.625%, 3/15/2046		120,000	132,322
Teva Pharmaceutical Finance Co., LLC, 6.15%, 2/1/2036		700,000	836,036
UnitedHealth Group, Inc., 3.75%, 7/15/2025		230,000	249,404
			6,358,135
Industrials 2.3%
FedEx Corp., 4.55%, 4/1/2046		260,000	276,904
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		700,000	698,250
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025		200,000	195,399
Nortek, Inc., 8.5%, 4/15/2021		900,000	936,000
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		900,000	948,375
United Rentals North America, Inc., 5.875%, 9/15/2026 (c)		2,250,000	2,250,000
			5,304,928
Information Technology 1.4%
Apple, Inc.:
3.25%, 2/23/2026		305,000	319,080
3.45%, 2/9/2045		170,000	154,906
CDW LLC, 6.0%, 8/15/2022		900,000	963,567
eBay, Inc., 3.8%, 3/9/2022		231,000	241,545
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		400,000	418,498
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020		280,000	290,436
144A, 4.9%, 10/15/2025 (b)		400,000	415,160
KLA-Tencor Corp., 4.65%, 11/1/2024 (b)		140,000	146,170
Seagate HDD Cayman, 5.75%, 12/1/2034		320,000	214,374
			3,163,736
Materials 2.3%
Cemex SAB de CV:
144A, 6.5%, 12/10/2019		400,000	421,500
144A, 7.75%, 4/16/2026		250,000	266,250
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025 (b)		200,000	208,917
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		450,000	432,000
Glencore Funding LLC, 144A, 4.625%, 4/29/2024 (b)		120,000	108,300
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		750,000	701,250
Kaiser Aluminum Corp., 144A, 5.875%, 5/15/2024 (c)		865,000	885,544
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		1,000,000	906,250
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		270,000	276,762
Teck Resources Ltd., 2.5%, 2/1/2018		450,000	427,500
Yamana Gold, Inc., 4.95%, 7/15/2024		775,000	712,837
			5,347,110
Telecommunication Services 1.7%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	5,000,000	280,883
AT&T, Inc.:
3.4%, 5/15/2025		1,010,000	1,026,702
3.8%, 3/15/2022		160,000	169,471
4.125%, 2/17/2026		255,000	273,612
4.35%, 6/15/2045		200,000	187,466
4.75%, 5/15/2046		200,000	201,525
5.65%, 2/15/2047		200,000	225,310
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		500,000	538,212
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		200,000	191,500
Verizon Communications, Inc.:
3.5%, 11/1/2024 (b)		370,000	385,708
4.672%, 3/15/2055		400,000	386,832
			3,867,221
Total Corporate Bonds (Cost $78,372,008)			80,012,382
Mortgage-Backed Securities Pass-Throughs 23.2%
Federal Home Loan Mortgage Corp.:
3.5%, 7/1/2045		2,838,625	2,996,252
5.5%, 6/1/2035		2,676,431	3,022,361
Federal National Mortgage Association:
3.5%, with various maturities from 8/1/2043 until 3/1/2046 (c)		26,317,478	27,492,228
4.0%, with various maturities from 9/1/2040 until 11/1/2045 (c)		15,801,742	16,912,540
5.5%, with various maturities from 12/1/2032 until 8/1/2037		2,671,324	3,019,918
6.5%, with various maturities from 9/1/2016 until 6/1/2017		31,672	32,109
Total Mortgage-Backed Securities Pass-Throughs (Cost $52,937,054)			53,475,408
Asset-Backed 2.2%
Automobile Receivables 1.3%
AmeriCredit Automobile Receivables Trust, "C", Series 2016-2, 2.87%, 11/8/2021		500,000	501,171
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		1,200,000	1,178,116
Skopos Auto Receivables Trust, "A", Series 2015-1A, 144A, 3.1%, 12/15/2023		1,314,495	1,310,284
			2,989,571
Miscellaneous 0.9%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 5.269% *, 1/17/2024		500,000	486,505
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		596,125	583,556
JPMorgan Mortgage Acquisition Trust, "A3", Series 2007-CH5, 0.543% *, 5/25/2037		503,527	498,543
Voya CLO Ltd., "C", Series 2015-1A, 144A, 4.02% *, 4/18/2027		500,000	451,911
			2,020,515
Total Asset-Backed (Cost $5,061,620)			5,010,086
Commercial Mortgage-Backed Securities 5.1%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.946% *, 7/10/2044		175,000	173,959
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 144A, 2.808%, 4/10/2028		1,000,000	1,024,431
Commercial Mortgage Trust, "A3", Series 2013-CR12, 3.765%, 10/10/2046		200,000	216,775
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.677% *, 12/25/2024		7,976,360	317,651
"X1", Series K054, 1.181%, 1/25/2026		5,520,000	495,192
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	158,273
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		1,203,344	1,245,676
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		2,222,826	2,270,760
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.832% *, 6/12/2050		427,273	430,023
Wells Fargo Commercial Mortgage Trust, "A4", Series 2015-C27, 3.19%, 2/15/2048		1,110,000	1,149,253
WFRBS Commercial Mortgage Trust:
"A5", Series 2013-C14, 3.337%, 6/15/2046		2,000,000	2,110,561
"A5", Series 2014-C23, 3.917%, 10/15/2057		1,500,000	1,636,331
"B", Series 2011-C3, 144A, 4.74%, 3/15/2044		500,000	543,566
Total Commercial Mortgage-Backed Securities (Cost $11,796,654)			11,772,451
Collateralized Mortgage Obligations 16.2%
Credit Suisse First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		282,710	176,695
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2015-C01, 4.733% *, 2/25/2025		2,000,000	2,011,995
Federal Home Loan Mortgage Corp.:
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043		754,767	556,072
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		1,611,571	154,301
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,747,181	233,631
"UA", Series 4298, 4.0%, 2/15/2054		760,539	776,759
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		5,289,690	995,764
"DZ", Series 4253, 4.75%, 9/15/2043		2,233,402	2,601,017
"MS", Series 3055, Interest Only, 6.167% **, 10/15/2035		1,850,630	366,381
"SP", Series 4047, Interest Only, 6.217% **, 12/15/2037		1,249,121	153,611
"SG", Series 3859, Interest Only, 6.267% **, 11/15/2039		2,058,563	165,422
"JS", Series 3572, Interest Only, 6.367% **, 9/15/2039		849,665	126,667
Federal National Mortgage Association:
"AL", Series 2014-11, 2.5%, 11/25/2042		2,000,000	1,906,541
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,760,856
"PZ", Series 2016-9, 3.5%, 3/25/2046		2,860,319	2,966,707
"CE", Series 2015-60, 3.75%, 8/25/2045		2,082,000	2,252,666
"4", Series 406, Interest Only, 4.0%, 9/25/2040		925,018	157,567
"Z", Series 2014-66, 4.0%, 10/25/2044		1,544,535	1,711,788
"KZ", Series 2010-134, 4.5%, 12/25/2040		785,275	842,684
"SI", Series 2007-23, Interest Only, 6.331% **, 3/25/2037		389,767	69,298
"YI", Series 2008-36, Interest Only, 6.761% **, 7/25/2036		2,730,567	549,334
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 4.033% *, 4/25/2024		2,000,000	1,952,289
"M3", Series 2014-DN4, 4.983% *, 10/25/2024		960,000	989,076
Government National Mortgage Association:
"AO", Series 2013-10, Principal Only, Zero Coupon, 1/20/2043		1,491,018	1,121,442
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	1,081,822
"HX", Series 2012-91, 3.0%, 9/20/2040		1,997,863	2,059,770
"LM", Series 2015-65, 3.0%, 5/20/2045		2,204,000	2,169,134
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		6,694,897	611,950
"HZ", Series 2012-56, 3.5%, 6/20/2040		996,797	1,077,189
"GC", Series 2010-101, 4.0%, 8/20/2040		1,000,000	1,114,875
"ME", Series 2014-4, 4.0%, 1/16/2044		1,000,000	1,116,644
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		906,783	100,181
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		1,696,171	67,391
"BP", Series 2011-35, 4.5%, 3/16/2041		771,202	910,816
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		1,262,646	40,017
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,326,847	72,529
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		706,310	102,344
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		929,343	129,155
"PZ", Series 2010-106, 4.75%, 8/20/2040		851,090	922,345
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		330,507	54,691
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,077,664	182,811
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		282,889	45,872
"AI", Series 2007-38, Interest Only, 6.024% **, 6/16/2037		290,538	46,584
"SB", Series 2014-81, 14.664% *, 6/20/2044		477,087	657,856
Total Collateralized Mortgage Obligations (Cost $37,399,981)			37,162,539
Government & Agency Obligations 15.9%
Other Government Related (d) 0.4%
Provincia de Buenos Aires, 144A, 9.125%, 3/16/2024		375,000	399,375
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		200,000	210,998
Vnesheconombank, 144A, 6.902%, 7/9/2020		150,000	157,500
			767,873
Sovereign Bonds 3.3%
Dominican Republic, 144A, 6.875%, 1/29/2026		300,000	322,500
Government of Malaysia, 144A, 3.043%, 4/22/2025		1,000,000	995,500
Government of Romania, 144A, 2.75%, 10/29/2025	EUR	1,500,000	1,762,662
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	208,765
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	203,400
Republic of Angola, 144A, 9.5%, 11/12/2025		600,000	585,780
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		200,000	186,500
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	88,000
144A, 7.65%, 6/15/2035		200,000	179,500
Republic of Hungary, 4.0%, 3/25/2019		200,000	207,606
Republic of Namibia, 144A, 5.25%, 10/29/2025		500,000	491,430
Republic of Peru, 4.125%, 8/25/2027		500,000	534,250
Republic of Philippine, 3.7%, 3/1/2041		400,000	426,854
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	211,666
144A, 5.5%, 10/26/2022		200,000	225,790
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	199,501
144A, 6.85%, 11/3/2025		280,000	275,700
Republic of Turkey, 5.625%, 3/30/2021		250,000	271,109
Republic of Uruguay, 5.1%, 6/18/2050		40,000	37,500
United Mexican States, 4.6%, 1/23/2046		200,000	197,700
			7,611,713
U.S. Government Sponsored Agency 1.2%
Federal National Mortgage Association, 3.0%, 11/15/2027		2,750,000	2,750,105
U.S. Treasury Obligations 11.0%
U.S. Treasury Bills:
0.345% ***, 8/11/2016 (e)		1,880,000	1,878,718
0.42% ***, 6/2/2016 (e)		450,000	449,942
U.S. Treasury Bond, 3.125%, 8/15/2044		61,000	66,912
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		8,973,000	8,991,637
1.0%, 9/30/2016		3,000,000	3,007,383
1.625%, 7/31/2019		498,000	508,252
1.625%, 12/31/2019		798,000	813,586
1.625%, 2/15/2026 (b)		2,168,000	2,130,398
2.5%, 5/15/2024 (f)		7,047,000	7,473,125
			25,319,953
Total Government & Agency Obligations (Cost $35,822,380)			36,449,644
Municipal Bonds and Notes 0.5%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $1,069,828)		1,069,828	1,091,449
		Shares	Value ($)
Securities Lending Collateral 3.9%
Daily Assets Fund "Capital Shares", 0.49% (h) (i) (Cost $9,014,179)		9,014,179	9,014,179
Cash Equivalents 16.9%
Central Cash Management Fund, 0.37% (h)		33,721,775	33,721,775
Deutsche Variable NAV Money Fund "Capital Shares”, 0.62% (h)		503,722	5,038,230
Total Cash Equivalents (Cost $38,759,501)			38,760,005
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $270,233,205) †		118.7	272,748,143
Other Assets and Liabilities, Net		(18.7)	(43,053,462)
Net Assets		100.0	229,694,681

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2016.
**	These securities are shown at their current rate as of April 30, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $270,565,559. At April 30, 2016, net unrealized appreciation for all securities based on tax cost was $2,182,584. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,558,774 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,376,190.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2016 amounted to $8,761,621, which is 3.8% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At April 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At April 30, 2016, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(g)	At April 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended April 30, 2016 is as follows:

Affiliate	Value ($) at 1/31/2016	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri- butions ($)	Value ($) at 4/30/2016
Central Cash Management Fund	36,779,214	94,994,098	98,051,537	—	37,094	33,721,775
Deutsche Variable NAV Money Fund	5,030,937	6,286	—	—	6,783	5,038,230
Total	41,810,151	95,000,384	98,051,537	—	43,877	38,760,005

At April 30, 2016, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

10 Year U.S. Treasury Note	USD	6/21/2016	119	15,477,438	(57,869)
Ultra 10 Year U.S. Treasury Note	USD	6/21/2016	95	13,353,438	(77,378)
Total unrealized depreciation					(135,247)

At April 30, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Ultra Long U.S. Treasury Bond	USD	6/21/2016	29	4,968,969	54,320

At April 30, 2016, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (j)
Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	5,900,000[1]	5/5/2016	66,227	(1)
Put Options
Pay Fixed - 2.0% - Receive Floating - 3-Month LIBOR	8/15/2016 8/15/2046	6,900,000[1]	8/11/2016	132,480	(116,510)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	6,900,000[2]	7/11/2016	129,720	(195,377)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	5,900,000[1]	5/5/2016	66,228	(425,483)
Total Put Options				328,428	(737,370)
Total				394,655	(737,371)

(j)	Unrealized depreciation on written options on interest rate swap contracts at April 30, 2016 was $342,716.

At April 30, 2016, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Unrealized Appreciation ($)

12/20/2020	10,000,000	5.0%	Markit CDX North America High Yield Index	330,190	70,254

(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At April 30, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

2/3/2015 2/3/2045	5,300,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(1,040,907)	(978,158)
9/30/2015 9/30/2045	4,800,000	Fixed — 2.88%	Floating — 3-Month LIBOR	(762,908)	(762,908)
1/28/2015 1/28/2045	5,900,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(1,239,875)	(1,239,875)
12/4/2015 12/4/2045	4,800,000	Fixed — 2.615%	Floating — 3-Month LIBOR	(486,507)	(486,507)
12/16/2015 9/18/2017	3,900,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(50,907)	(53,337)
12/16/2015 9/16/2025	19,300,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(1,805,166)	(1,705,294)
12/16/2015 9/16/2020	20,000,000	Floating — 3-Month LIBOR	Fixed — 2.214%	980,772	988,940
12/16/2015 9/17/2035	15,800,000	Floating — 3-Month LIBOR	Fixed — 2.938%	2,363,136	2,023,939
12/16/2015 9/18/2045	13,500,000	Floating — 3-Month LIBOR	Fixed — 2.998%	2,584,842	2,135,382
9/16/2015 9/16/2045	6,241,000	Floating — 3-Month LIBOR	Fixed — 3.0%	1,170,216	667,890
Total net unrealized appreciation				590,072

Counterparties:

1	Nomura International PLC
2	Citigroup, Inc.

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at April 30, 2016 is 0.64%.
As of April 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,611,820	BRL	6,000,000	6/16/2016	108,329	Nomura International PLC
USD	1,589,888	BRL	6,000,000	6/29/2016	123,545	Nomura International PLC
USD	1,578,947	BRL	6,000,000	7/8/2016	129,749	Macquarie Bank Ltd.
Total unrealized appreciation					361,623

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	5,085,800	USD	276,756	5/3/2016	(18,850)	BNP Paribas
ZAR	22,840,000	USD	1,386,099	5/3/2016	(218,369)	Citigroup, Inc.
BRL	6,000,000	USD	1,463,415	5/4/2016	(280,536)	Macquarie Bank Ltd.
BRL	6,000,000	USD	1,511,335	5/10/2016	(228,930)	Nomura International PLC
PHP	56,700,000	USD	1,198,732	6/6/2016	(8,226)	BNP Paribas
TWD	75,400,000	USD	2,295,282	6/8/2016	(43,224)	Nomura International PLC
BRL	6,000,000	USD	1,626,898	6/16/2016	(93,251)	Nomura International PLC
EUR	1,530,000	USD	1,735,862	7/20/2016	(20,518)	Barclays Bank PLC
Total unrealized depreciation					(911,904)

Currency Abbreviations

BRL	Brazilian Dollar
EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (m)
Corporate Bonds	$—	$80,012,382	$—	$80,012,382
Mortgage-Backed Securities Pass-Throughs	—	53,475,408	—	53,475,408
Asset-Backed	—	5,010,086	—	5,010,086
Commercial Mortgage-Backed Securities	—	11,772,451	—	11,772,451
Collateralized Mortgage Obligations	—	37,162,539	—	37,162,539
Government & Agency Obligations	—	36,449,644	—	36,449,644
Municipal Bonds and Notes	—	1,091,449	—	1,091,449
Short-Term Investments (m)	47,774,184	—	—	47,774,184
Derivatives (n)
Futures Contracts	54,320	—	—	54,320
Credit Default Swap Contracts	—	70,254	—	70,254
Interest Rate Swap Contracts	—	5,816,151	—	5,816,151
Forward Foreign Currency Exchange Contracts	—	361,623	—	361,623
Total	$47,828,504	$231,221,987	$—	$279,050,491
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (n)
Futures Contracts	$(135,247)	$—	$—	$(135,247)
Written Options	—	(737,371)	—	(737,371)
Interest Rate Swap Contracts	—	(5,226,079)	—	(5,226,079)
Forward Foreign Currency Exchange Contracts	—	(911,904)	—	(911,904)
Total	$(135,247)	$(6,875,354)	$—	$(7,010,601)

During the period ended April 30, 2016, the amount of transfers between Level 3 and Level 2 was $191,096. The investment was transferred from Level 3 to Level 2as a result of the availability of a pricing source supported by observable inputs.

(m)	See Investment Portfolio for additional detailed categorizations.
(n)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 70,254	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (550,281)	$ —
Interest Rate Contracts	$ (80,927)	$ 590,072	$ —	$ (342,716)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Plus Income Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 22, 2016